Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Summary of Operating Segments

2018	Turkey	Canada	Greece	Romania	Brazil	Other	Total

Information about profit and loss
Revenues	$348,528	$—	$110,488	$—	$—	$—	$459,016
Production costs	174,081	—	93,899	—	—	—	267,980
Inventory write-down	—	—	1,465	—	—	—	1,465
Depreciation	75,854	—	29,424	—	—	454	105,732
Earnings (loss) from mine operations	$98,593	$—	$(14,300)	$—	$—	$(454)	$83,839

Other material items of income and expense
Impairment of property, plant and equipment	$117,570	$—	$330,238	$—	$—	$—	$447,808
Exploration and evaluation expenses	840	103	15,947	13,499	1,728	1,725	33,842
Income tax expense (recovery)	45,238	(3,415)	(129,213)	(2,716)	3,608	—	(86,498)

Additions to property, plant and equipment during the period	$68,737	$189,867	$61,716	$419	$6,612	$802	$328,153
Capitalised interest	$—	$13,160	$23,590	$—	$—	$—	$36,750

Information about assets and liabilities
Property, plant and equipment (*)	$721,449	$582,895	$2,063,798	$416,197	$203,075	$1,062	$3,988,476
Goodwill	—	92,591	—	—	—	—	92,591
	$721,449	$675,486	$2,063,798	$416,197	$203,075	$1,062	$4,081,067

Debt	$—	$—	$—	$—	$—	$595,977	$595,977

* Net of proceeds from sale of pre-commercial production at Olympias and Lamaque.

2017	Turkey	Canada	Greece	Romania	Brazil	Other	Total

Information about profit and loss
Revenues	$337,907	$—	$51,152	$—	$2,347	$—	$391,406
Production costs	145,573	—	45,343	—	1,824	—	192,740
Inventory write-down	—	—	444	—	—	—	444
Depreciation	71,389	6	466	—	—	269	72,130
Earnings (loss) from mine operations	$120,945	$(6)	$4,899	$—	$523	$(269)	$126,092

Other material items of income and expense
Other write-down (write-up) of assets	$29,619	$—	$6,661	$10,454	$(79)	$42	$46,697
Exploration and evaluation expenses	3,203	6,616	7,512	10,168	4,733	6,029	38,261
Income tax expense (recovery)	30,139	1,532	(4,603)	(8,026)	(1,087)	1,428	19,383

Additions to property, plant and equipment during the period	$65,013	$34,575	$197,788	$2,006	$10,029	$827	$310,238
Capitalised interest	$—	$1,245	$35,505	$—	$—	$—	$36,750

Information about assets and liabilities
Property, plant and equipment (*)	$835,422	$416,795	$2,362,107	$415,856	$196,467	$750	$4,227,397
Goodwill	—	92,591	—	—	—	—	92,591
	$835,422	$509,386	$2,362,107	$415,856	$196,467	$750	$4,319,988

Debt	$—	$—	$—	$—	$—	$593,783	$593,783

* Net of proceeds from sale of pre-commercial production at Olympias